BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES	6 Months Ended
Jun. 30, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES	BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES
The BEPC exchangeable shares and class B shares are classified as liabilities due to their exchange and cash redemption features. As at June 30, 2023, the BEPC exchangeable shares and class B shares were remeasured to $29.49 per share to reflect the NYSE closing price of a BEP unit. Remeasurement gains or losses associated with these shares are recorded in the interim consolidated statements of income (loss).
On June 16, 2023, the company completed the issuance of 7,430,000 BEPC exchangeable shares on a bought deal basis at a price of $33.80 per Exchangeable Share for gross proceeds of $251 million. The company recorded $10 million related to transaction costs inclusive of fees paid to underwriters in Other on the interim consolidated statements of income (loss).
During the three and six months ended June 30, 2023, our shareholders exchanged 833 and 2,575 BEPC exchangeable shares, respectively for an equal number of BEP units resulting in a decrease of less than $1 million to our financial liability (2022: 4,743 and 8,084 shares, respectively resulting in a decrease of less than $1 million). During the three and six months ended June 30, 2023, the company declared dividends of $61 million and $119 million, respectively (2022: $55 million and $110 million, respectively) on its BEPC exchangeable shares outstanding. Dividends on BEPC exchangeable shares are presented as interest expense in the interim consolidated statements of income (loss).
The following table provides a continuity schedule of outstanding BEPC exchangeable and class B shares along with the corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (units)	BEPC class B shares outstanding (units)	BEPC exchangeable and BEPC class B shares ($ million)
Balance, as at December 31, 2022	172,218,098	165	$4,364
Share issuance	7,441,893	—	$251
Share exchanges	(2,575)	—	—
Remeasurement of liability	—	—	683
Balance, as at June 30, 2023	179,657,416	165	$5,298
Similar to BEPC exchangeable shares and BEPC class B shares, BEPC class C shares are classified as liabilities due to their cash redemption feature. However, BEPC class C shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. There are 189.6 million BEPC class C shares issued and outstanding as at June 30, 2023.
In December 2022, the company renewed its normal course issuer bid for its outstanding BEPC exchangeable shares. The company is authorized to repurchase up to 8,610,905 BEPC Exchangeable shares, representing 5% of its issued and outstanding BEPC exchangeable shares. The bids will expire on December 15, 2023, or earlier should the company complete its repurchases prior to such data. There were no BEPC exchangeable shares repurchased during the three and six months ended June 30, 2023.